CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands		Sep. 30, 2018	Dec. 31, 2017
Current assets
Current assets		€ 30,086	€ 37,494	[1]
Cash and cash equivalents		3,101	7,569	[1]
Financial assets		9,934	14,044	[1]
Trade receivables		4,727	5,093	[1]
Inventories		10,686	9,259	[1]
Income tax receivables		16	3	[1]
Other assets		1,622	1,526	[1]
Non-current assets
Non-current assets		29,683	29,508	[1]
Financial assets		268	357	[1]
Intangible assets		1,410	1,111	[1]
Property, plant and equipment		27,914	27,949	[1]
Investments in joint venture		30	39	[1]
Other assets		61	52	[1]
Total assets		59,769	67,002	[1]
Current liabilities
Current liabilities		7,557	6,576	[1]
Deferred income		21	271	[1]
Trade payables		3,250	3,059	[1]
Contract liabilities		1,366
Financial liabilities		940	1,162	[1]
Other liabilities and provisions		1,980	2,084	[1]
Non-current liabilities
Non-current liabilities		16,582	16,537	[1]
Deferred income	[1]		18
Deferred tax liabilities		72	66	[1]
Financial liabilities		16,334	16,413	[1]
Other liabilities and provisions		176	40	[1]
Equity
Equity		35,630	43,889	[1]
Subscribed capital		3,720	3,720	[1]
Capital reserves		76,704	76,227	[1]
Accumulated deficit		(46,111)	(37,509)	[1]
Accumulated other comprehensive income		1,271	1,380	[1]
Equity attributable to the owners of the company		35,584	43,818	[1]
Non controlling interest		46	71	[1]
Total equity and liabilities		€ 59,769	€ 67,002	[1]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.